DEBT (Details Narrative)																								1 Months Ended			2 Months Ended	12 Months Ended
	Jun. 21, 2023 USD ($)	Jun. 21, 2023 CNY (¥)	Dec. 21, 2022 USD ($)	Dec. 21, 2022 CNY (¥)	Sep. 29, 2022 USD ($)	Sep. 29, 2022 CNY (¥)	Jun. 23, 2022 USD ($)	May 18, 2022 USD ($)	Mar. 01, 2022 USD ($)	Feb. 11, 2022 USD ($)	Feb. 10, 2022 USD ($)	Jan. 13, 2022 USD ($)	Jan. 10, 2022 USD ($)	Jan. 10, 2022 USD ($)	Jun. 20, 2021 USD ($)	Jan. 12, 2021 USD ($)	Dec. 15, 2020 USD ($)	Nov. 04, 2020 USD ($)	Oct. 22, 2020 USD ($)	Apr. 16, 2020 USD ($)	Apr. 03, 2020 USD ($)	Jan. 19, 2020 USD ($)	Jun. 26, 2017 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2021	Jul. 07, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 29, 2022 CNY (¥)	Jun. 23, 2022 CNY (¥)	May 18, 2022 CNY (¥)	Mar. 14, 2022 USD ($)	Mar. 14, 2022 CNY (¥)	Mar. 01, 2022 CNY (¥)	Feb. 11, 2022 CNY (¥)	Feb. 10, 2022 CNY (¥)	Jan. 13, 2022 CNY (¥)	Jan. 10, 2022 CNY (¥)	Dec. 06, 2021 USD ($)	Dec. 06, 2021 CNY (¥)	Jul. 07, 2021 CNY (¥)	Jun. 20, 2021 CNY (¥)	Jan. 12, 2021 CNY (¥)	Dec. 15, 2020 CNY (¥)	Dec. 10, 2020 USD ($)	Dec. 10, 2020 CNY (¥)	Nov. 04, 2020 CNY (¥)	Oct. 22, 2020 CNY (¥)	Apr. 16, 2020 CNY (¥)	Apr. 03, 2020 CNY (¥)	Jan. 19, 2020 CNY (¥)	Jun. 26, 2017 CNY (¥)
Short-Term Debt [Line Items]
Short-term loans																								$ 2,424,587				$ 2,424,587		$ 41,381
Line of credit maximum borrowing capacity																								1,400,000				1,400,000						¥ 15,000,000
Long term borrowings																								2,325,792				2,325,792		2,621,537
Repayment of debt																												637,147		2,522,101
Interest Expense, Operating and Nonoperating																												446,884		$ 417,266	$ 329,102
Beijing Bank [Member]
Short-Term Debt [Line Items]
% of Ownership							100.00%																													100.00%
Spd Bank [Member]
Short-Term Debt [Line Items]
Debt maturity date													Jan. 10, 2023
Line of credit maximum borrowing capacity													$ 1,400,000	$ 1,400,000																														¥ 10,000,000.0	$ 2,100,000	¥ 15,000,000.0
Line of credit interest rate													5.00%	5.00%																														5.00%
Line of Credit [Member]
Short-Term Debt [Line Items]
Line of credit maximum borrowing capacity																								2,100,000				2,100,000						10,000,000
Huaxia Bank [Member]
Short-Term Debt [Line Items]
Debt maturity date																				Apr. 16, 2023
Interest rate																				6.60%																																			6.60%
Line of credit maximum borrowing capacity																					$ 2,100,000																																			¥ 15,000,000
Repayment of debt																												700,000	¥ 5,000,000
Debt default long term debt amount																								590,426				590,426						4,200,000
Huaxia Bank [Member] | One Year With 9% [Member]
Short-Term Debt [Line Items]
Line of credit maximum borrowing capacity																					$ 400,000																																			¥ 3,000,000
Line of credit interest rate																					9.00%																																			9.00%
Period of line of credit																					1 year
Huaxia Bank [Member] | Three Year With 6.6% [Member]
Short-Term Debt [Line Items]
Line of credit maximum borrowing capacity																					$ 1,700,000																																			¥ 12,000,000
Line of credit interest rate																					6.60%																																			6.60%
Period of line of credit																					3 years
Qishang Bank [Member]
Short-Term Debt [Line Items]
Period of line of credit																										3 years
Spd Bank [Member]
Short-Term Debt [Line Items]
Line of credit, collateral														A third-party Xi’an Financial Guarantee Co., Ltd. provided guarantee to this loan and the Company paid $15,260 for the guarantee service. In addition, the Company pledged its 100% ownership interest in App-Chem Health and certain free patent owned by the Company as collateral to guarantee this loan.
Line of credit remaining borrowing capacity													$ 700,000	$ 700,000																														¥ 5,000,000.0
Loan Agreement [Member] | China Construction Bank One [Member]
Short-Term Debt [Line Items]
Short-term loans												$ 34,765				$ 28,477																											¥ 247,300						¥ 183,903
Debt maturity date, description												as working capital for one year, with maturity date on January 13, 2023				as working capital for one year, with maturity date on January 12, 2022
Debt maturity date												Jan. 13, 2023				Jan. 12, 2022
Interest rate												3.8525%				3.85%																											3.8525%						3.85%
Loan Agreement [Member] | China Construction Bank Two [Member]
Short-Term Debt [Line Items]
Short-term loans								$ 140,578																													¥ 1,000,000.0
Debt maturity date, description								as working capital for one year, with maturity date on May 18, 2023
Debt maturity date								May 18, 2023
Interest rate								3.96%																													3.96%
Loan Agreement [Member] | We Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt maturity date, description									as working capital for 24 months, with maturity date on February 20, 2024						as working capital for 24 months, with maturity date on June 20, 2023
Debt maturity date															Jun. 20, 2023
Interest rate									16.20%						14.40%																							15.39%	15.39%	16.20%								14.40%
Long term borrowings									$ 99,576		$ 150,217				$ 96,005									37,353				37,353						265,714				$ 12,652	¥ 90,000	¥ 700,000		¥ 1,068,571						¥ 620,000
Repayment of debt																												58,652	¥ 354,286
Loan Agreement [Member] | China Resources Shenzhen International Investment Trust One [Member]
Short-Term Debt [Line Items]
Long term borrowings										$ 56,231																															¥ 400,000
Loan Agreement [Member] | Huaxia Bank [Member]
Short-Term Debt [Line Items]
Debt maturity date, description																				as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023.
Debt maturity date																											May 14, 2023
Line of credit maximum borrowing capacity																											$ 400,000																				¥ 3,000,000.0
Line of credit interest rate																											8.50%																				8.50%
Long term borrowings																				$ 300,000				112,462				112,462						800,000																					¥ 2,000,000.0
Period of line of credit																											2 years
Loan Agreement [Member] | Qishang Bank [Member]
Short-Term Debt [Line Items]
Debt maturity date, description																	as working capital for three years, with maturity date on December 13, 2023
Interest rate																	6.65%																																	6.65%
Long term borrowings																	$ 400,000							140,578				140,578						1,000,000.0																¥ 3,000,000.0	$ 1,800,000	¥ 13,000,000
Debt instrument face amount																								210,867				$ 210,867						1,500,000
Repayment of debt																								210,867	¥ 1,500,000
Debt default long term debt amount																																																			$ 70,289	¥ 500,000
Loan Agreement [Member] | Qishang Bank [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Long term borrowings																																$ 1,400,000	¥ 10,000,000.0
Repayment of debt	$ 70,289	¥ 500,000	$ 70,289	¥ 500,000
Loan Agreement [Member] | Xian Xinchang Micro Lending Co Ltd [Member]
Short-Term Debt [Line Items]
Short-term loans																		$ 154,847																																			¥ 1,000,000.0
Debt maturity date, description																		as working capital for one year, with maturity date on November 3, 2021
Debt maturity date																		Nov. 03, 2021
Interest rate																		15.12%																																			15.12%
Debt instrument face amount					$ 1,100,000																														¥ 7,700,000
Loan Agreement [Member] | Beijing Bank [Member]
Short-Term Debt [Line Items]
Short-term loans							$ 800,000																													¥ 6,000,000.0
Debt maturity date							Jun. 22, 2023
Interest rate							5.22%																													5.22%
Loan Agreement [Member] | Xian High Tech Emerging Industry Investment Fund Partnership [Member]
Short-Term Debt [Line Items]
Debt maturity date, description																							as working capital for three years, with maturity date on June 25, 2020					The Company has negotiated with the Lender to extend the loan repayment date to December 25, 2022 in accordance with a COVID-19 relief notice issued by local government, with adjusted interest rate of 4.75% per annum during the period from June 26, 2020 to June 25, 2021, and 5.225% per annum during the period from June 26, 2021 to December 25, 2022.	The Company has negotiated with the Lender to extend the loan repayment date to December 25, 2022 in accordance with a COVID-19 relief notice issued by local government, with adjusted interest rate of 4.75% per annum during the period from June 26, 2020 to June 25, 2021, and 5.225% per annum during the period from June 26, 2021 to December 25, 2022.
Debt maturity date																							Jun. 25, 2020
Interest rate																							3.80%																																			3.80%
Long term borrowings																							$ 1,200,000																																			¥ 8,000,000.0
Repayment of debt					$ 42,173	¥ 300,000
Loan Agreement [Member] | We Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt maturity date, description											as working capital for two years, with maturity date on February 12, 2024								October 12, 2022			as working capital for 27 months, with maturity date on April 12, 2022
Debt maturity date																						Apr. 12, 2022
Interest rate											8.10%								14.40%			18.00%																				8.10%												14.40%			18.00%
Long term borrowings											$ 212,808								$ 142,827			$ 13,549		$ 45,788				$ 45,788						¥ 325,714								¥ 1,510,000												¥ 922,381			¥ 87,500
Loan Agreement [Member] | China Resources Shenzhen International Investment Trust One [Member]
Short-Term Debt [Line Items]
Debt maturity date, description										as working capital for two years, with maturity date on February 12, 2024
Interest rate										12.60%																															12.60%
Long term borrowings										$ 79,661																															¥ 566,667